As filed with the Securities and Exchange Commission on January 6, 2016

File Nos. 333-104602 and 811-07876

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	20	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	24	[X]

Templeton China World Fund
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of January, 2016.

Templeton China World Fund

(Registrant)

By: /s/LORI A. WEBER

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

MARK MOBIUS*
Mark Mobius	President and Chief Executive Officer – Investment Management	Dated: January 5, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	Dated: January 5, 2016

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	Dated: January 5, 2016

HARRIS J. ASHTON*	Trustee	Dated: January 5, 2016
Harris J. Ashton

ANN TORRE BATES*	Trustee	Dated: January 5, 2016
Ann Torre Bates

FRANK J. CROTHERS*	Trustee	Dated: January 5, 2016
Frank J. Crothers

EDITH E. HOLIDAY*	Trustee	Dated: January 5, 2016
Edith E. Holiday

GREGORY E. JOHNSON*	Trustee	Dated: January 5, 2016
Gregory E. Johnson

RUPERT H. JOHNSON, JR.*	Trustee	Dated: January 5, 2016
Rupert H. Johnson, Jr.

J. MICHAEL LUTTIG*	Trustee	Dated: January 5, 2016
J. Michael Luttig

DAVID W. NIEMIEC*	Trustee	Dated: January 5, 2016
David W. Niemiec

FRANK A. OLSON*	Trustee	Dated: January 5, 2016
Frank A. Olson

LARRY D. THOMPSON*	Trustee	Dated: January 5, 2016
Larry D. Thompson

CONSTANTINE D. TSERETOPOULOS*	Trustee	Dated: January 5, 2016
Constantine D. Tseretopoulos

ROBERT E. WADE*	Trustee	Dated: January 5, 2016
Robert E. Wade

*By: /s/LORI A. WEBER

 Lori A. Weber

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase